Document and Entity Information	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2024
Entity Registrant Name	FERGUSON (JERSEY) LIMITED
Entity Incorporation State Country Code	Y9
Entity File Number	001-40066
Entity Tax Identification Number	98-1499339
Entity Address Address Line 1	1020 Eskdale Road
Entity Address Address Line 2	Winnersh Triangle
Entity Address City Or Town	Wokingham
Entity Address Country	GB
Entity Address Postal Zip Code	RG41 5TS
Country Region	44
City Area Code	(0) 118
Local Phone Number	927 3800
Entity Information Former Legal Or Registered Name	Ferguson plc
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares of 10 pence
Trading Symbol	FERG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--07-31
Entity Central Index Key	0001832433
Amendment Flag	false